Marketable Securities - Movement of company's investment (Details) - Flowr Corporation	12 Months Ended
Dec. 31, 2022 USD ($)
Marketable Securities
Purchase of investment	$ 801,160
Change in fair value	(516,281)
Movement in exchange rate	(21,188)
Balance, end	$ 263,691
Closing price	0.025